Shareholders' Equity (Details) - Schedule of employee and director stock option activity and related information - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of employee and director stock option activity and related information [Line Items]
Number of options Outstanding - beginning of year	275,833	170,500	246,874
Weighted-average exercise price Outstanding - beginning of year	$ 2.4	$ 2.3	$ 2.26
Number of options Granted	87,500	175,000	45,000
Weighted-average exercise price Granted	$ 2.25	$ 3.36	$ 2.55
Number of options Exercised	(1,000)	(52,167)	(84,618)
Weighted-average exercise price Exercised	$ 2.12	$ 2.29	$ 2.29
Number of options Forfeited	(15,000)	(17,500)	(36,756)
Weighted-average exercise price Forfeited	$ 2.8	$ 2.44	$ 2.38
Number of options Outstanding - year end	347,333	275,833	170,500
Weighted-average exercise price Outstanding - year end	$ 2.79	$ 2.4	$ 2.3
Number of options Vested and expected to vest	164,166	83,334	95,834
Weighted-average exercise price Vested and expected to vest	$ 2.61	$ 2.22	$ 2.23
Number of options Exercisable at year end	136,499	51,667	48,834
Weighted-average exercise price Exercisable at year end	$ 2.71	$ 2.26	$ 2.26